CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.

25.

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2014, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

CONDENSED BALANCE SHEETS

	December 31,
	2014	2013
Assets
Current assets
Investments in subsidiaries	$46,500,302	$44,514,696
Total assets	$46,500,302	$44,514,696

Liabilities and Stockholders’ equity
Current liabilities
Accrued expenses and other payables	$32,546	$32,546
Total liabilities	$32,546	$32,546
Total stockholders’ equity	46,467,756	44,482,150
Total liabilities and stockholders’ equity	$46,500,302	$44,514,696

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2014	2013	2012

General and administrative expenses	$—	$—	$(180,170)
Equity income of subsidiaries	3,121,387	3,474,017	4,668,927
Net income	$3,121,387	$3,474,017	$4,488,757

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2014	2013	2012

Net cash used in operating activities	$—	$—	$(14,338)
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	(50,158)	—
Cash as January 1	—	50,158	64,496
Cash as of December 31	$—	$—	$50,158